Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (7,857)	$ (17,805)	$ (32,398)	$ (10,911)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	2,764	2,289	3,057	1,116
Stock-based compensation	3,933	4,357	5,730	4,484
Change in fair value of warrant liabilities	(4,239)		(1,595)	(8,102)
Financing costs - warrant issuances			1,576
Impairment of goodwill			9,946
Allowance for bad debt	(154)	683
Accrued interest	(17)	4	9	721
Interest portion of financing lease repayment			(16)
Amortization of debt discount				2,091
Other	3	199	89	27
Changes in assets and liabilities:
Accounts receivable	334	117	(808)	(848)
Inventories	(348)	(1,447)	(1,525)	(1,418)
Prepaid expenses and other assets	(164)	213	(59)	560
Tax credits and receivables			1,160	(484)
Deferred cost of net revenue	600	(600)
Accounts payable	739	(193)	(94)	804
Right-of-use assets	500	418	578	252
Lease liabilities - operating	(335)	(462)	(542)	(236)
Deferred revenue and other liabilities	(1,386)	(1,192)	(1,128)	(72)
Net cash used in operating activities	(5,627)	(13,419)	(16,020)	(12,016)
Cash flows from investing activities:
Purchases of property and equipment	(93)	(577)	(988)	(71)
Purchases of intangible assets		(21)	(21)	(165)
Proceeds from maturities of marketable securities	1,100	11,534	11,534	400
Purchases of marketable securities		(497)	(488)
Cash acquired in business combination				6,464
Net cash provided by investing activities	1,007	10,439	10,037	6,628
Cash flows from financing activities:
Proceeds from sale of common stock, net	3,595		2,099
Taxes paid to net share settle equity awards	(36)	(61)	(120)
Repayment of financing leases	(78)		(61)
Repayment of loans				(785)
Proceeds from exercise of stock options				37
Net proceeds from loan facility				1,262
Net proceeds from convertible debentures				9,055
Net cash provided by (used in) financing activities	3,481	(61)	1,918	9,569
Net increase (decrease) in cash and cash equivalents	(1,139)	(3,041)	(4,065)	4,181
Cash and cash equivalents at beginning of period	1,828	5,893	5,893	1,712
Cash and cash equivalents at end of period	689	2,852	1,828	5,893
Supplemental disclosure:
Initial recognition of warrant liability	3,162		3,673
Recognition of right-of-use asset and lease liability		1,003	1,003
Unrealized (gain) loss on securities	$ (25)	$ 36	26
Fair value of new warrant liability issued recognized as debt discount				2,604
Settlement of loan facility against tax receivables				1,097
Effect of business combination				37,627
Settlement of warrants to common stock				1,208
Conversion of convertible debentures into common stock				$ 13,545